General and administrative expense (Details) - EUR (€) € in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
General and administrative expense
Staff costs - General and administrative	€ 58,679	€ 80,494	€ 47,644
Occupancy costs	1,392	1,582	5,091
Professional fees	11,301	14,300	9,830
Travel and entertainment	1,520	5,232	3,596
Office and related expenses	6,449	7,494	5,354
General sub-contracts	1,412	5,168	2,835
Bank fees & payment cost	1,704	2,893	2,980
Bad debt expense, net	4,885	5,877	4,436
Tax expenses	8,190	5,538	4,778
Tax provisions	4,736	6,068	5,271
Depreciation and amortization	8,133	7,906	2,166
Other general and administrative expense	7,263	1,973	944
General and administrative expense	115,664	144,525	94,925
Share options granted to employees	21,647	37,267	€ 17,409
Tax provision related to withholding taxes	3,987	4,372
Tax provision related to VAT	509	2,438
Settlement loss	4,294
Insurance expense	€ 2,750	€ 1,580